Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Liabilities [Abstract]
Schedule of Changes in the Fair Value of the Company's Level 3 DerivativeLiabilities	The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2023:
December 31,
2023
Balance at the beginning of the period	$8,044,931
Change in fair value of embedded conversion option	(3,140,404)
Divestiture of the ADEX Entities	(3,212,295)
Extinguishment of derivatives	(1,692,232)
Balance at the end of the period	-

Schedule of Significant Change in the Fair Value Measurement	The following table shows the assumptions used in the calculations:
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2022	122 - 269%	3.99 - 4.73%	0%	0.25 - 4.88